Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Peoples Republic Of China [Member]
Accounting Policies [Line Items]
0-30 days	$ 53,574,330	$ 40,749,342
31-60 days	30,406,634	28,065,490
61-90 days	7,011,955	26,651,442
Greater than 90 days	2,185,997	4,012,489
Total	$ 93,178,916	$ 99,478,763
% of total markers receivable	38.00%	41.00%